Average Annual Total Returns - StrategicAdvisersCoreIncomeFund-PRO - StrategicAdvisersCoreIncomeFund-PRO - Strategic Advisers Core Income Fund	Apr. 29, 2023
Strategic Advisers Core Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(14.11%)
Past 5 years	0.31%
Past 10 years	1.42%
Strategic Advisers Core Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.26%)
Past 5 years	(1.11%)
Past 10 years	0.05%
Strategic Advisers Core Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.33%)
Past 5 years	(0.27%)
Past 10 years	0.54%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%